Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Servicing Assets at Fair Value [Line Items]
Fair value	$ 3,377	$ 3,755	$ 2,953	$ 2,210
MSR portfolio
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	225,338	239,753
Fair value	$ 3,377	$ 3,755
Value (bps)	1.50%	1.57%
Weighted-average servicing fees (bps)	0.30%	0.30%
Multiple (value/servicing fees)	5.00	5.20
Weighted-average note rate	4.02%	3.67%
Weighted-average age (in years)	4 years 4 months 24 days	3 years 10 months 24 days
Weighted-average expected prepayment (constant prepayment rate)	9.60%	7.80%
Weighted-average expected life (in years)	7 years	7 years 8 months 12 days
Weighted-average option adjusted spread	4.90%	5.80%
MSR portfolio | HFA
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 48,286	$ 44,071
Fair value	$ 769	$ 725
Value (bps)	1.59%	1.65%
Weighted-average servicing fees (bps)	0.36%	0.36%
Multiple (value/servicing fees)	4.45	4.56
Weighted-average note rate	4.56%	4.16%
Weighted-average age (in years)	4 years 3 months 18 days	4 years
Weighted-average expected prepayment (constant prepayment rate)	10.50%	7.40%
Weighted-average expected life (in years)	7 years 2 months 12 days	8 years 9 months 18 days
Weighted-average option adjusted spread	5.40%	7.60%
MSR portfolio | Government
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 25,996	$ 23,141
Fair value	$ 507	$ 454
Value (bps)	1.95%	1.96%
Weighted-average servicing fees (bps)	0.44%	0.42%
Multiple (value/servicing fees)	4.41	4.69
Weighted-average note rate	4.23%	3.81%
Weighted-average age (in years)	5 years 6 months	5 years 8 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	11.10%	8.50%
Weighted-average expected life (in years)	6 years 6 months	7 years 7 months 6 days
Weighted-average option adjusted spread	5.90%	6.90%
MSR portfolio | Conventional
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 151,056	$ 172,541
Fair value	$ 2,101	$ 2,576
Value (bps)	1.39%	1.49%
Weighted-average servicing fees (bps)	0.26%	0.27%
Multiple (value/servicing fees)	5.41	5.52
Weighted-average note rate	3.81%	3.52%
Weighted-average age (in years)	4 years 3 months 18 days	3 years 8 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	9.10%	7.80%
Weighted-average expected life (in years)	7 years	7 years 6 months
Weighted-average option adjusted spread	4.60%	5.10%